Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

($ millions)	Available-for-sale	Defined benefit pension and PRB plans	Hedge net investments	Translation foreign operations	Equity investee	Total
Opening balance, January 1, 2019	$—	$(19.0)	$(209.2)	$801.4	$5.8	$579.0
OCI before reclassification	—	15.2	68.2	(406.2)	(0.7)	(323.5)
Amounts reclassified from OCI	—	1.1	—	—	—	1.1
Current period OCI (pre-tax)	—	16.3	68.2	(406.2)	(0.7)	(322.4)
Income tax on amounts retained in AOCI	—	(3.2)	(8.2)	—	—	(11.4)
Income tax on amounts reclassified to earnings	—	(0.3)	—	—	—	(0.3)
Net current period OCI	—	12.8	60.0	(406.2)	(0.7)	(334.1)
Ending balance, December 31, 2019	$—	$(6.2)	$(149.2)	$395.2	$5.1	$244.9

Opening balance, January 1, 2018	$(7.1)	$(11.4)	$(129.0)	$342.9	$3.7	$199.1
OCI before reclassification	—	(14.1)	(90.6)	458.5	2.1	355.9
Amounts reclassified from AOCI	—	0.7	—	—	—	0.7
Adoption of ASU No. 2016-01	7.1	—	—	—	—	7.1
Curtailment of DB and PRB plan	—	4.2	—	—	—	4.2
Current period OCI (pre-tax)	7.1	(9.2)	(90.6)	458.5	2.1	367.9
Income tax on amounts retained in AOCI	—	3.3	10.4	—	—	13.7
Income tax on amounts reclassified to earnings	—	(0.2)	—	—	—	(0.2)
Income tax on amounts related to curtailment of DB and PRB plan	—	(1.5)	—	—	—	(1.5)
Net current period OCI	7.1	(7.6)	(80.2)	458.5	2.1	379.9
Ending balance, December 31, 2018	$—	$(19.0)	$(209.2)	$801.4	$5.8	$579.0

Reclassification From Accumulated Other Comprehensive Income

AOCI components reclassified	Income statement line item	Year Ended December 31, 2019	Year Ended December 31, 2018
Defined benefit pension and PRB plans	Other income	$1.1	$0.7
Deferred income taxes	Income tax expense – deferred	(0.3)	(0.2)
		$0.8	$0.5